Property and Equipment (Details) - Schedule of composition and movement of property, plant and equipment - Research and development equipment [Member] - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Cost
Cost, Beginning balance	$ 23,150
Addition	7,593
Foreign currency translation	55
Cost, Ending balance	30,798
Accumulated depreciation:
Accumulated depreciation, Beginning balance	2,572
Addition	10,335
Foreign currency translation	281
Accumulated depreciation, Ending balance	13,188
Carrying amounts:
Balance	$ 17,610	$ 20,578